REVENUE AND DEFERRED REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jan. 01, 2025 CNY (¥)
REVENUE AND DEFERRED REVENUE
Revenues	¥ 807,019	$ 115,402	¥ 922,201	¥ 1,018,139
Amortization of deferred channel costs	139,740	19,983	161,624	192,122
Impairment recognized to the deferred channel costs	0		0	0
Deferred revenue					¥ 283,251
Revenue recognized from deferred revenue	275,158	39,347
Recognized over time
REVENUE AND DEFERRED REVENUE
Revenues	701,505	100,314	818,711	926,479
Recognized at a point in time
REVENUE AND DEFERRED REVENUE
Revenues	¥ 105,514	$ 15,088	¥ 103,490	¥ 91,660